Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₨ 562,209		₨ 582,404		$ 7,687
Non-current assets	1,208,902		1,173,001		16,529
Current liabilities	589,013		631,131		8,054
Non-current liabilities	448,049		442,379		6,126
Equity attributable to equity holders of the Parent	584,597		512,521		7,993
Non-controlling interests	149,452		169,374		2,043
Revenue	868,630	$ 11,876	835,446	₨ 909,012
Expenses	(595,015)	(8,135)	(625,343)	(668,414)
Profit/(loss) for the year	146,990	2,010	(42,100)	76,229
Profit / (loss) attributable to non-controlling interests	34,107	466	19,148	26,454
Profit / (loss) for the year	146,990	2,010	(42,100)	76,229
Total other comprehensive income for the year, net of income tax	2,062	28	7,018	6,246
Total comprehensive income / (loss) attributable to the equity holders of the Parent	114,005	1,559	(52,950)	56,854
Total comprehensive income / (loss) attributable to non-controlling interests	35,047	479	17,868	25,621
Total comprehensive income / (loss) during the year	149,052	2,038	(35,082)	82,475
Net cash inflow / (outflow) from operating activities	295,952	4,046	182,393	208,420
Net cash (outflow) / inflow from investing activities	(167,358)	(2,288)	(116,866)	(133,147)
Net cash (outflow) / inflow from financing activities	(131,371)	(1,796)	(87,356)	(45,643)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Current assets	245,694		248,153		3,359
Non-current assets	203,262		213,673		2,779
Current liabilities	77,512		53,035		1,060
Non-current liabilities	45,043		1,842		616
Equity attributable to equity holders of the Parent	211,900		264,198		2,897
Non-controlling interests	114,501		142,751		1,565
Revenue	220,704	3,018	183,321	208,336
Expenses	(141,492)	(1,935)	(115,651)	(130,710)
Profit/(loss) for the year	79,212	1,083	67,670	77,626
Profit / (loss) attributable to equity holders of the Parent	51,424	703	43,933	50,396
Profit / (loss) attributable to non-controlling interests	27,788	380	23,737	27,230
Profit / (loss) for the year	79,212	1,083	67,670	77,626
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(28)	0	(649)	246
Other comprehensive income / (loss) attributable to non-controlling interests	(15)	0	(351)	136
Total other comprehensive income for the year, net of income tax	(43)	0	(1,000)	382
Total comprehensive income / (loss) attributable to the equity holders of the Parent	51,396	703	43,284	50,642
Total comprehensive income / (loss) attributable to non-controlling interests	27,773	380	23,386	27,366
Total comprehensive income / (loss) during the year	79,169	1,083	66,670	78,008
Dividends paid / payable to non-controlling interests, including dividend tax	(56,029)	(766)		(35,739)
Net cash inflow / (outflow) from operating activities	191,094	2,613	74,282	87,806
Net cash (outflow) / inflow from investing activities	(111,459)	(1,524)	(36,247)	(10,917)
Net cash (outflow) / inflow from financing activities	(95,286)	(1,303)	(19,276)	(96,301)
Net cash (outflow) / inflow	(15,651)	(214)	18,759	(19,412)
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Current assets	28,748		27,235		393
Non-current assets	110,396		113,872		1,509
Current liabilities	53,990		62,034		738
Non-current liabilities	28,874		32,992		395
Equity attributable to equity holders of the Parent	28,703		23,501		392
Non-controlling interests	27,577		22,580		377
Revenue	96,879	1,325	87,465	100,491
Expenses	(86,221)	(1,179)	(89,262)	(100,287)
Profit/(loss) for the year	10,658	146	(1,797)	204
Profit / (loss) attributable to equity holders of the Parent	5,436	74	(916)	104
Profit / (loss) attributable to non-controlling interests	5,222	72	(881)	100
Profit / (loss) for the year	10,658	146	(1,797)	204
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(235)	(3)	19	(182)
Other comprehensive income / (loss) attributable to non-controlling interests	(225)	(3)	18	(174)
Total other comprehensive income for the year, net of income tax	(460)	(6)	37	(356)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	5,201	71	(897)	(78)
Total comprehensive income / (loss) attributable to non-controlling interests	4,997	68	(863)	(74)
Total comprehensive income / (loss) during the year	10,198	139	(1,760)	(152)
Net cash inflow / (outflow) from operating activities	13,996	191	1,069	20,610
Net cash (outflow) / inflow from investing activities	(3,083)	(42)	(1,904)	(5,735)
Net cash (outflow) / inflow from financing activities	(11,463)	(157)	(886)	(11,552)
Net cash (outflow) / inflow	(550)	(8)	(1,721)	3,323
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	41,604		33,886		569
Non-current assets	134,990		99,626		1,846
Current liabilities	37,575		31,544		514
Non-current liabilities	77,778		74,411		1,063
Equity attributable to equity holders of the Parent	59,236		27,514		810
Non-controlling interests	7,374		4,043		101
Revenue	77,202	1,056	65,667	62,660
Expenses	(43,423)	(594)	(74,126)	(61,384)
Profit/(loss) for the year	33,779	462	(8,459)	1,276
Profit / (loss) attributable to equity holders of the Parent	32,682	448	(4,751)	2,152
Profit / (loss) attributable to non-controlling interests	1,097	14	(3,708)	(876)
Profit / (loss) for the year	33,779	462	(8,459)	1,276
Other comprehensive income / (loss) attributable to the equity holders of the Parent	2,866	39	(2,102)	(2,298)
Other comprehensive income / (loss) attributable to non-controlling interests	1,180	16	(947)	(795)
Total other comprehensive income for the year, net of income tax	4,046	55	(3,049)	(3,093)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	35,548	487	(6,853)	(146)
Total comprehensive income / (loss) attributable to non-controlling interests	2,277	31	(4,655)	(1,671)
Total comprehensive income / (loss) during the year	37,825	518	(11,508)	(1,817)
Net cash inflow / (outflow) from operating activities	12,708	174	7,017	14,272
Net cash (outflow) / inflow from investing activities	(5,337)	(73)	(6,204)	(19,027)
Net cash (outflow) / inflow from financing activities	(6,763)	(92)	(4,186)	6,712
Net cash (outflow) / inflow	608	9	(3,373)	1,957
Total Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	316,046		309,274		4,321
Non-current assets	448,648		427,171		6,134
Current liabilities	169,077		146,613		2,312
Non-current liabilities	151,695		109,245		2,074
Equity attributable to equity holders of the Parent	299,839		315,213		4,099
Non-controlling interests	149,452		169,374		$ 2,043
Revenue	394,785	5,399	336,453	371,487
Expenses	(271,136)	(3,708)	(279,039)	(292,381)
Profit/(loss) for the year	123,649	1,691	57,414	79,106
Profit / (loss) attributable to equity holders of the Parent	89,542	1,225	38,266	52,652
Profit / (loss) attributable to non-controlling interests	34,107	466	19,148	26,454
Profit / (loss) for the year	123,649	1,691	57,414	79,106
Other comprehensive income / (loss) attributable to the equity holders of the Parent	2,603	36	(2,732)	(2,234)
Other comprehensive income / (loss) attributable to non-controlling interests	940	13	(1,280)	(833)
Total other comprehensive income for the year, net of income tax	3,543	49	(4,012)	(3,067)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	92,145	1,261	35,534	50,418
Total comprehensive income / (loss) attributable to non-controlling interests	35,047	479	17,868	25,621
Total comprehensive income / (loss) during the year	127,192	1,740	53,402	76,039
Dividends paid / payable to non-controlling interests, including dividend tax	(56,029)	(766)		(35,739)
Net cash inflow / (outflow) from operating activities	217,798	2,978	82,368	122,688
Net cash (outflow) / inflow from investing activities	(119,879)	(1,639)	(44,355)	(35,679)
Net cash (outflow) / inflow from financing activities	(113,512)	(1,552)	(24,348)	(101,141)
Net cash (outflow) / inflow	₨ (15,593)	$ (213)	₨ 13,665	₨ (14,132)